STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

(a)    Stock-based compensation expense:

	2015	2014	2013

Cost of goods sold	$630	$519	$406
Sales and marketing	2,151	1,868	1,862
Research and development	1,422	1,809	1,433
Administration	4,739	5,208	4,289
Continuing operations	8,942	9,404	7,990
Discontinued operations	—	—	1,357
	$8,942	$9,404	$9,347

Stock option plan	2,090	2,250	2,548
Restricted stock plan	6,852	7,154	6,799
	$8,942	$9,404	$9,347

(b)    Stock option plan

Under the terms of our Stock Option Plan (the “Plan”), our Board of Directors may grant options to employees, officers and directors.  The maximum number of shares available for issue under the Plan is the lesser of 10% of the number of issued and outstanding common shares from time to time or 7,000,000 common shares.  Based on the number of shares outstanding as at December 31, 2015, stock options exercisable into 2,267,809 common shares are available for future allocation under the Plan.
The Plan provides that the exercise price of an option will be determined on the date of grant and will not be less than the closing market price of our stock at that date.  Options generally vest over four years, with the first 25% vesting at the first anniversary date of the grant and the balance vesting in equal amounts at the end of each month thereafter.  We determine the expiry date of each option at the time it is granted, which cannot be more than five years after the date of the grant.

The fair value of share options was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2015	2014	2013
Risk-free interest rate	0.97%	1.25%	0.89%
Annual dividends per share	Nil	Nil	Nil
Expected stock price volatility	44%	46%	50%
Expected option life (in years)	4.0	4.0	4.0
Average fair value of options granted (in dollars)	$10.64	$6.86	$4.42

There is no dividend yield because we do not pay, and do not plan to pay, cash dividends on our common shares.  The expected stock price volatility is based on the historical volatility of our average monthly stock closing prices over a period equal to the expected life of each option grant.  The risk-free interest rate is based on yields from risk-free instruments with a term equal to the expected term of the options being valued.  The expected life of options represents the period of time that the options are expected to be outstanding based on historical data of option holder exercise and termination behavior.  We estimate forfeitures at the time of grant and, if necessary, revise that estimate if actual forfeitures differ and adjust stock-based compensation expense accordingly.

The following table presents stock option activity for the years ended December 31:

	Number of	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	Options	Cdn.$	U.S.$	In Years	U.S.$
Outstanding, December 31, 2012	2,355,877	9.89	9.96	2.5	735
Granted	642,025	11.92	11.22
Exercised	(965,228)	8.81	8.29		5,425
Forfeited	(495,088)	15.14	14.25
Outstanding, December 31, 2013	1,537,586	10.37	9.76	3.1	22,164
Granted	300,150	21.57	18.57
Exercised	(686,384)	10.64	9.15		10,535
Forfeited	(7,295)	11.83	10.18
Outstanding, December 31, 2014	1,144,057	13.94	12.00	2.9	40,550
Granted	218,331	41.62	29.94
Exercised	(357,136)	14.42	10.37		6,813
Forfeited	(39,341)	23.74	17.09
Outstanding, December 31, 2015	965,911	21.47	15.44	2.5	3,541

The intrinsic value of outstanding stock options is calculated as the quoted market price of the stock at the balance sheet date, or date of exercise, less the exercise price of the option.

The following table summarizes the stock options outstanding and exercisable at December 31, 2015:

	Options Outstanding				Options Exercisable
Range of	Number of	Weighted Average Remaining Option Life	Weighted Average Exercise Price		Number of Options	Weighted Average Exercise Price
Exercise Prices	Options	(years)	Cdn.$	U.S.$	Exercisable	Cdn.$	U.S.$
$5.38 – $8.45 U.S. $7.48 – $11.75 Cdn	293,562	1.5	10.62	7.64	206,966	10.41	7.49
$8.46 – $11.72 U.S. $11.76 – $16.28 Cdn	237,441	2.0	15.52	11.17	138,421	15.41	11.09
$11.73 – $19.46 U.S. $16.29 – $27.05 Cdn	228,609	3.2	23.16	16.66	67,859	22.92	16.49
$19.47 – $33.60 U.S. $27.06 – $46.71 Cdn	206,299	4.1	41.86	30.12	5,276	33.50	24.10
	965,911	2.5	21.47	15.44	418,522	14.38	10.35

The options outstanding at December 31, 2015 expire between February 14, 2016 and November 9, 2020.

As at December 31, 2015, the unrecognized stock-based compensation cost related to the non-vested stock options was $3,171 (2014 — $3,369; 2013 — $3,641), which is expected to be recognized over a weighted average period of 2.4 years (2014 — 2.4 years; 2013 — 2.5 years).

(c)     Restricted share plans

We have two market based restricted share unit plans: one for U.S. employees and one for all non-U.S. employees, and a treasury based restricted share unit plan (collectively, the “RSPs”).  The RSPs further our growth and profitability objectives by providing long-term incentives to certain executives and other key employees and also encourage our objective of employee share ownership through the granting of restricted share units (“RSUs”).  There is no exercise price or monetary payment required from the employees upon the grant of an RSU or upon the subsequent delivery of our common shares (or, in certain jurisdictions, cash in lieu at the option of the Company) to settle vested RSUs.  The form and timing of settlement is subject to local laws.  With respect to the treasury based RSPs, the maximum number of share units outstanding under the Plan shall not exceed 3.5% of the number of issued and outstanding shares. Based on the number of shares outstanding as at December 31, 2015, 601,187 share units are available for future allocation under the Plan. With respect to the two market based RSPs, independent trustees purchase Sierra Wireless common shares over the facilities of the TSX and Nasdaq, which are used to settle vested RSUs.  The existing trust funds are variable interest entities and are included in these consolidated financial statements as treasury shares held for RSU distribution.

Generally, RSUs vest over three years, in equal one-third amounts on each anniversary date of the grant.  RSU grants to employees who are resident in France for French tax purposes will not vest before the second anniversary from the date of grant, and any shares issued are subject to an additional two year tax hold period.

The intrinsic value of outstanding RSUs is calculated as the quoted market price of the stock at the balance sheet date, or date of vesting.
The following table summarizes the RSU activity for the years ended December 31:

	Number of	Weighted Average Grant Date Fair Value		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	RSUs	Cdn.$	U.S.$	In years	U.S.$
Outstanding, December 31, 2012	1,224,995	8.71	8.68	1.9	9,746
Granted	843,592	12.09	11.38
Vested / settled	(573,613)	9.54	8.98		6,456
Forfeited	(52,859)	9.74	9.17
Outstanding, December 31, 2013	1,442,115	10.59	9.98	1.8	34,867
Granted	342,225	21.67	18.66
Vested / settled	(617,755)	10.64	9.16		12,364
Forfeited	(4,820)	13.24	11.40
Outstanding, December 31, 2014	1,161,765	14.56	12.54	1.7	55,118
Granted	230,689	42.16	30.33
Vested / settled	(590,720)	14.20	10.21		19,494
Forfeited	(23,501)	30.02	21.60
Outstanding, December 31, 2015	778,233	25.08	18.04	1.8	12,219
Outstanding – vested and not settled	99,552
Outstanding – unvested	678,681
Outstanding, December 31, 2015	778,233

As at December 31, 2015, the total remaining unrecognized compensation cost associated with the RSUs totaled $6,838 (2014 — $7,209; 2013 — $8,058), which is expected to be recognized over a weighted average period of 1.3 years (2014 — 1.1 years; 2013 — 1.8 years).